Segment Reporting (Details) - Schedule of Presents Major Accounts of Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 19,433,945	$ 14,151,516	$ 16,296,770
Cost of revenues	(10,921,753)	(7,794,852)	(6,857,944)
Total operating expenses	(21,795,990)	(9,311,126)	(9,759,567)
Net Loss	(11,307,239)	(2,822,319)	$ 238,665
MDMOOC Services [Member]
Segment Reporting Information [Line Items]
Revenues	10,406,734	12,935,420
Cost of revenues	(5,162,438)	(7,166,871)
Total operating expenses	(20,365,373)	(9,153,373)
Net Loss	(11,778,607)	(2,409,212)
Sales of patented drugs [Member]
Segment Reporting Information [Line Items]
Revenues	9,027,211	1,216,096
Cost of revenues	(5,759,315)	(627,981)
Total operating expenses	(1,430,617)	(157,753)
Net Loss	$ 471,368	$ (413,107)